Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Changes in Standardized Measure of Discounted Future Net Cash Flows	12 Months Ended
Dec. 31, 2021
Extractive Industries [Abstract]
Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Changes in Standardized Measure of Discounted Future Net Cash Flows
Changes in Standardized Measure of Discounted Future Net Cash Flows
Changes in the standardized measure of discounted net cash flows for the Group for each of the years ended December 31, 2021, 2020 and 2019 are as follows:

	Year Ended December 31,
	2021	2020	2019
	RMB	RMB	RMB
The Group
Beginning of the year	1,062,281	1,325,069	1,382,066
Sales and transfers of oil and gas produced, net of production costs	(344,643)	(215,390)	(303,222)
Net changes in prices and production costs and other	407,882	(358,008)	(87,046)
Extensions, discoveries and improved recovery	150,979	112,834	134,631
Development costs incurred	23,675	39,238	53,450
Revisions of previous quantity estimates	88,332	(138,772)	(17,380)
Accretion of discount	86,172	146,137	149,693
Net change in income taxes	(73,272)	156,122	12,877
Net change due to purchases and sales of minerals in place	(301)	(4,949)	—

End of the year	1,401,105	1,062,281	1,325,069